SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 14,690	$ 210,929	$ 24,336
Asset Retirement Obligation	71,975	214,960
Transaction price	60,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	14,690	210,929
Asset Retirement Obligation	$ 71,975	$ 214,960